Property and Equipment - Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Cost	$ 47,861
Accumulated amortization	41,976
Net book value	$ 5,885	$ 9,914